UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP
777 E. Wisconsin Ave., Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

CHACONIA INCOME & GROWTH FUND, INC.
Letter to Shareholders

Dear Shareholders:

The Chaconia Income and Growth Fund posted a net gain 3.5% in the first half of 2007 and returned 12.6% over the past twelve months for the period ending June 30, 2007. The gross returns of the blended S&P 500 Index and Lehman Government Credit Bond Index (70% weighted by the S&P 500 return and 30% weighted by the Lehman Bond Index return) for the same periods were 5.2% and 16.2%, respectively. Despite the increased market volatility in the first half of the year, both the equity and fixed income market returns produced solid returns. Investors have wavered back and forth between enthusiasm for a stronger-than-expected economic outlook and concern over inflation, sub-prime mortgages and the direction of interest rates. However, these concerns continued to be overshadowed by solid earnings growth, healthy consumer spending and robust mergers and acquisitions activity.

Market Review First Half of 2007

After a tepid start to the year, in which GDP slowed to a 0.7% rate in the first quarter, the U.S. economy picked up in the second quarter. Much of the first quarter slowdown was a result of businesses working off excess inventories. With inventories reduced, businesses spending increased in the second quarter of 2007 while consumer spending never really wavered. Unemployment remained relatively low at 4.5%, and wage growth continued outpacing core inflation. The result was a confident U.S. consumer. According to the University of Michigan consumer sentiment survey, sentiment in the second quarter improved despite a weak housing market, higher gasoline prices and higher interest rates. Increased business and personal spending translated into continued strong corporate earnings, albeit corporate earnings growth has slowed from its double digit pace of the last four years. As a result of these positive trends, the general expectation is that GDP will grow at a healthy 2%-3% rate over the balance of the year. However, the improved economic outlook has brought renewed concern over inflation. Recent signs suggest that core inflation is moderating and falls within the Federal Reserve's comfort level.

The Chaconia Income and Growth Fund's recent gains from the equity holdings have been driven by stock selection with the Information Technology, Industrials and Financials sectors leading the way. Avaya, a provider of communications infrastructure and internet telephony applications, rose 42% after it agreed to be acquired by a private equity consortium led by Silver Lake and TPG. Express Scripts, a pharmacy benefit manager providing prescription processing and mail-order services to insurers and self-insured employers, rose 24% as earnings expectations continue to increase on rising demand and expansion of the higher-margin generic drug and specialty pharmacy businesses. Union Pacific, a railroad company, rose 14% in the quarter. Union Pacific is benefiting from a strong economy and increased market share resulting in part due to its greater fuel efficiency when compared to other alternatives like trucking.

Core fixed income holdings in high quality, U.S Agency and Asset Backed bonds continued to also provide support for the portfolio. Despite longer-term interest rates being driven higher on stronger economic news both domestically and overseas, the fixed income holdings also yielded positive returns for the past six months and were up almost 6% for the past year. The benchmark 10-year Treasury yield rose to over 5% for the first time since July 2006, resulting in higher borrowing costs for both consumers and businesses. Higher interest rates, along with recent turmoil in the sub-prime credit market, pose an additional risk to the debt markets. In the wake of increasing defaults by sub-prime borrowers and the resulting collapse of several hedge funds involved in the sector, lenders are scrutinizing borrowers more closely. However, more credit-worthy borrowers continue to enjoy relatively easy access to capital and therefore mergers and acquisitions activity is unlikely to disappear any time soon. The Chaconia Fund's fixed income holdings are focused on AAA rated bonds and absent sub-prime mortgage asset backed securities (ABS) or collateralized debt obligations (CDOs) that have grabbed the headlines.

CHACONIA INCOME & GROWTH FUND, INC.
Letter to Shareholders (continued)

Market Outlook

The recent increase in market volatility serves as an excellent reminder of the importance of constructing high quality portfolios and properly assessing risk. The Chaconia Fund's equity holdings consists of companies that, on average, trade at a discount to the broad market, enjoy higher expected earnings growth, are more profitable as measured by return on equity, and have taken on less debt. On the fixed income side, despite a zero-weighting of U.S. Treasuries bonds, the bond portion of the Chaconia Fund continues to preserve shareholders' capital while delivering consistent, coupon driven cash flows. Our emphasis on identifying high quality, attractively priced securities will continue to benefit Chaconia Fund shareholders.

Sincerely,

Gayle Daniel-Worrell
President

June 30, 2007

The performance data included above represents past performance and is no guarantee of future results. The investment return and principal value of your investment in the Chaconia Income & Growth Fund will fluctuate so that your shares, when redeemed, may be worth more or less that their original cost.

CHACONIA INCOME & GROWTH FUND, INC.
Additional Information on Fund Expenses
 For the Six Months Ended June 30, 2007 (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs; including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (01/01/07 -06/30/07).

Actual Expenses
The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the value of shares redeemed if you redeem your shares in the Fund 30 days after the date of purchase. To the extent the Fund invests in shares of other investment companies as a part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying fund in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary. These expenses are not included in the example below. The example below includes management fees, registration fees and other expenses. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ""Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CHACONIA INCOME & GROWTH FUND, INC.
Additional Information on Fund Expenses (continued)
For the Six Months Ended June 30, 2007 (Unaudited)

	Beginning Value	Ending Value	Expenses Paid During the Period
	01/1/07	06/30/07	01/1/07 - 06/30/07*

Actual	$ 1,000.00	$ 1035.30	$ 17.06

Hypothetical (5% annual
return before expenses)	$ 1,000.00	$ 1,008.03	$ 16.83

* Expenses are equal to the Fund’s annualized expense ratio of 3.38% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments
June 30, 2007 (Unaudited)

Number of		Market
Shares		Value

	COMMON STOCKS - 73.1%

	Aerospace & Defense - 4.8%
4,000	The Boeing Company	$384,640
5,900	General Dynamics Corporation	461,498
		846,138
	Capital Goods - 2.7%
12,400	General Electric Company	474,672

	Consumer Discretionary - 7.8%
8,300	Darden Restaurants, Inc.	365,117
3,500	Target Corporation	222,600
6,900	The TJX Companies, Inc.	189,750
8,100	The Walt Disney Company	276,534
9,800	Yum! Brands, Inc.	320,656
		1,374,657
	Data Processing - 1.4%
4,900	Automatic Data Processing, Inc.	237,503

	Financial Services - 18.6%
4,600	Bank of America Corporation	224,894
6,900	Citigroup, Inc.	353,901
6,898	Countrywide Financial Corporation	250,742
4,700	Fannie Mae	307,051
3,000	Freddie Mac	182,100
2,600	The Goldman Sachs Group, Inc.	563,550
7,700	JPMorgan Chase & Co.	373,065
3,800	Lehman Brothers Holdings, Inc.	283,176
5,500	Merrill Lynch & Co., Inc.	459,690
3,208	Morgan Stanley	269,087
		3,267,256

	Health Care - 9.9%
5,000	Beckman Coulter, Inc.	323,400
17,100	Boston Scientific Corp.*	262,314
8,400	Express Scripts, Inc. *	420,084
6,100	Pfizer Inc.	155,977
6,100	United Health Group, Incorporated	311,954
3,400	Wellpoint Inc. *	271,422
		1,745,151
	Insurance - 5.6%
5,000	AFLAC Incorporated	257,000
3,600	American International Group, Inc.	252,108
4,700	Loews Corporation	239,606
9,800	The Progressive Corporation	234,514
		983,228

Number of		Market
Shares		Value

	Integrated Oil & Gas - 7.3%
4,800	Apache Corporation	$391,632
6,600	Devon Energy Corporation	516,714
5,200	Occidental Petroleum Corporation	300,976
2,900	Spectra Energy Corporation	75,284
		1,284,606
	Media - 0.0%
622	Citadel Broadcasting Corporation	4,012

	Multi-Utilities - 2.4%
10,300	Duke Energy Corporation	188,490
7,000	Southern Company	240,030
		428,520
	Semiconductors - 3.0%
18,500	Intel Corporation	439,560
2,500	International Rectifier Corporation *	93,150
		532,710
	Software - 1.3%
4,900	Autodesk, Inc.*	230,692

	Technology - 4.8%
16,800	Corning Incorporated *	429,240
7,800	Flextronics International Ltd.* (f)	84,240
3,200	International Business Machines
	Corporation (IBM)	336,800
		850,280
	Telecommunication Services - 2.0%
8,200	American Tower Corporation - Class A*	344,400

	Transportation - 1.5%
2,300	Union Pacific Corporation	264,845

	TOTAL COMMON STOCKS
	(Cost $9,157,613)	$12,868,670

	MUTUAL FUNDS - 3.4%
237,123	Trinidad & Tobago Unit Trust Corporation
	First Unit Scheme (f) * (a)	599,495
	TOTAL MUTUAL FUNDS
	(Cost $429,530)	$599,495

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Principal		Market
Amount		Value

	ASSET BACKED SECURITIES - 1.4%
90,000	Connecticut RRB Special Purpose Trust CL&P
	Series 2001-1, Class A5,	$91,811
	6.21%, 12/30/2011
100,000	CPL Transition Funding LLC
	Series 2002-1, Class A5,	103,900
	6.25%, 01/15/2017
53,325	West Pennsylvania Funding
	Series 1999-A, 6.98%, 12/25/2008	53,871
	TOTAL ASSET BACKED SECURITIES
	(Cost $265,220)	$249,582

	CORPORATE BONDS - 3.2%
	Financial Services - 0.6%
100,000	Residential Capital Corp.,
	6.375%, 06/30/2010	98,775
	Transportation - 2.6%
107,139	The Burlington Northern and Santa Fe
	Railway Company,
	5.943%, 01/15/2022	108,127
72,889	Continental Airlines Inc. Pass Thru
	Certificates
	Series 2000-2,7.707%, 04/02/2021	77,855
90,000	FedEx Corporation,
	1993-A, 8.76%, 05/22/2015	98,681
100,000	Norfolk Southern Corp.,
	5.257%, 09/17/2014	95,654
97,012	Union Pacific Corporation
	2003-1, 4.698%, 01/02/2024	89,146
	TOTAL CORPORATE BONDS	469,463
	(Cost $582,758)	$568,238

Principal		Market
Amount		Value

	MORTGAGE BACKED SECURITIES - 5.6%
	Federal National Mortgage Association (FNMA)
$88,324	5.50%, 04/01/2036	$85,417
93,222	6.00%, 05/01/2036	92,291
		177,708

	Government National Mortgage Association
	(GNMA) Real Estate Mortgage Investment
	Conduit Pass-Thru Certificates:
85,181	5.50%, 01/20/2035	82,659
89,791	5.00%, 11/20/2035	84,667
124,948	Series 2002-83, Class A,
	3.313%, 04/16/2017	123,261
99,634	Series 2004-78, Class A,
	3.59%, 11/16/2017	97,339
72,467	Series 2005-2 Class B,
	4.116%, 03/16/2019	71,070
105,791	Series 2003-48, Class AB,
	2.866%, 02/16/2020	103,270
16,413	Series 2001-12, Class B,
	6.23%, 06/16/2021	16,522
29,264	Series 2003-43, Class A,
	2.709%, 07/16/2021	28,769
75,530	Series 2004-25, Class AC,
	3.377%, 01/16/2023	73,159
64,881	Series 2005-14, Class A,
	4.13%, 02/16/2027	63,693
74,566	Series 2003-72, Class B,
	4.356%, 02/16/2030	72,450
	TOTAL MORTGAGE BACKED	816,859
	SECURITIES (Cost $1,004,646)	$994,567

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES - 11.9%
	AID-ISRAEL:
200,000	5.50%, 09/18/2023	$198,922
200,000	5.50%, 12/04/2023	198,921
		397,843
150,011	Amethyst,
	4.62%, 04/15/2016	145,731
	Federal National Mortgage Association (FNMA):
200,000	3.375%, 12/15/2008	194,958
200,000	4.625% 10/15/2013	192,424
		387,382

200,000	Federal Home Loan Mortgage Corporation (FHLMC):
	3.625%, 09/15/2008	196,253
126,000	Rowan Companies,
	5.88%, 03/15/2012	127,406
	Small Business Administration (SBA)
	Participation Certificates:
100,151	Series 2004-10C, Class 1,
	4.23%, 05/01/2014	96,867
201,448	Series 2002-20H, Class 1,
	5.31%, 08/01/2022	199,558
76,530	Series 2003-20J, Class 1,
	4.92%, 10/01/2023	73,874
313,207	Series 2004-20E, Class 1,
	5.18%, 05/01/2024	306,216
159,550	Series 2004-20F, Class 1,
	5.52%, 06/01/2024	159,083
		835,598
	Total U.S. Government Agency Issues	$2,090,213
	(Cost $2,140,916)

Principal		Market
Amount		Value

	SHORT TERM INVESTMENTS - 2.7%
	Money Market Fund - 2.7%
463,947	First American Treasury Obligations Fund
	- Class Y	$463,947
	TOTAL SHORT TERM INVESTMENTS
	(Cost $463,947)	463,947
	TOTAL INVESTMENTS
	(Cost $14,044,630) - 101.3%	$17,834,712
	LIABILITIES IN EXCESS OF
	OTHER ASSETS - (1.3)%	(222,594)
	TOTAL NET ASSETS - 100.00%	$17,612,118

* Non-income producing.
(a) Affiliated issuer.
(f) Foreign security.

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Investments, at value
Non-affiliates (cost $13,615,100)	$17,235,217
Affiliates (cost $429,530)	599,495
Interest receivable	43,295
Dividends receivable	6,548
Receivable from Fund shares sold	396
Other assets	21,948
Total assets	$17,906,899

LIABILITIES:
Accrued distribution fees	26,483
Accrued service fees	43,415
Payable for investments purchased	81,057
Payable to Transfer Agent	22,074
Payable to Adviser	26,943
Payable for Fund shares redeemed	15,913
Other accrued expenses	78,896
Total liabilities	294,781
NET ASSETS	$17,612,118

NET ASSETS CONSIST OF:
Capital stock ($0.01 par value)
and paid in capital	$20,141,990
Accumulated net realized
loss on investments	(6,319,954)
Net unrealized appreciation
on investments	3,790,082
Total net assets	$17,612,118

Shares outstanding (8,000,000 shares authorized)	1,430,641

Net asset value, redemption price
and offering price per share	$12.31

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:
Interest income	$109,809
Dividend income
Non-affiliates	92,475
Affiliates	13,473
Total investment income	215,757

EXPENSES:
Advisory fees	56,806
Distribution fees	44,409
Service fees	22,204
Shareholder servicing and accounting costs	55,799
Professional fees	61,248
Directors fees and expenses	17,178
Administration fees	22,463
Custody fees	4,777
Federal and state registration fees	2,708
Other	12,889
Total expenses	300,481

NET INVESTMENT LOSS	(84,724)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	380,262
Net change in unrealized appreciation/
depreciation on investments	332,146
Net realized and unrealized gain
on investments	712,408

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$627,684

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006
	(Unaudited)
OPERATIONS:
Net investment loss	$(84,724)	$(181,781)
Net realized gain on investments	380,262	2,127,890
Net change in unrealized appreciation
/depreciation on investments	332,146	(527,575)
Net increase in net assets
from operations	627,684	1,418,534

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	133,651	840,626
Payment for shares redeemed	(1,604,102)	(3,220,495)
Redemption fees	9	186
Net decrease in net assets from
capital share transactions	(1,470,442)	(2,379,683)

TOTAL DECREASE IN NET ASSETS	(842,758)	(961,149)

NET ASSETS:
Beginning of period	18,454,876	19,416,025
End of period	$17,612,118	$18,454,876

CHANGES IN SHARES OUTSTANDING:
Shares sold	11,148	76,215
Shares redeemed	(133,125)	(287,406)
Net decrease	(121,977)	(211,191)
Beginning Shares	1,552,618	1,763,809
Ending Shares	1,430,641	1,552,618

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Financial Highlights

	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006		2005		2004		2003		2002
	(Unaudited)

Per Share Data (for a share outstanding throughout the period):

Net asset value, beginning of period	$11.89		$11.01		$10.47		$9.80		$8.02		$9.75

Income from investment operations:
Net investment income (loss)	(0.06	)(2)	(0.04	)(1)	(0.12	)(1)	(0.06	)(1)	(0.10	)(1)	0.03 (1)
Net realized and unrealized
gain (loss) on investments	0.48		0.92		0.72		0.73		1.92		(1.70)
Total from investment operations	0.42		0.88		0.60		0.67		1.82		(1.67)

Less distributions from net investment income	-		-		(0.06)		(0.00	)(3)	(0.04)		(0.06)

Net asset value, end of period	$12.31		$11.89		$11.01		$10.47		$9.80		$8.02

Total return	3.53	%(4)	7.99%		5.69%		6.88%		22.71%		(17.15)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$17,612		$18,455		$19,416		$22,215		$22,799		$20,637

Ratio of expenses to average net assets	3.38	%(5)	3.50%		3.10%		3.16%		3.93%		3.40%

Ratio of net investment income (loss) to average net assets	(0.95	)%(5)	(0.97)%		(0.69)%		(0.44)%		(0.98)%		0.36%

Portfolio turnover rate	1.01	%(4)	26.09%		26.43%		21.25%		13.70%		16.36%

(1)	Net investment income (loss) per share is calculated using the ending balance of undistributed net investment income (loss) prior to consideration of adjustments for permanent book to tax differences.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to the Financial Statements
June 30, 2007 (Unaudited)

1.	ORGANIZATIONAND SIGNIFICANT ACCOUNTING POLICIES

Chaconia Income & Growth Fund, Inc. (the “Fund”) is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund is subject to expenses pursuant to service and distribution plans described in Note 4. The Fund charges a 2% redemption fee for redemption of Fund shares held for less than 30 days. The Fund's investment objective is high current income and capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

a)
Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded.  Exchange-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard No. 157, “Fair Value Measurement”. SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adoption of SFAS No. 157 on its financial statements.

b)
Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c)
Distributions to Shareholders - Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

d)
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)
Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

f)
Foreign Currency Translations - The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

g)
Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the sale of investment securities by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the effective interest method.

2.	INVESTMENT TRANSACTIONS AND TAX INFORMATION

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended June 30, 2007 were as follows:

	Purchases	Sales
U.S. Government	$ -	$ 194,908
Other	179,735	1,773,174

As of December 31, 2006, the components of accumulated
earnings on a tax basis were as follows:

Cost of investments	$15,431,303

Gross unrealized appreciation	3,708,947
Gross unrealized depreciation	(454,331)
Net unrealized appreciation	$3,254,616

Undistributed ordinary income
Undistributed long-term capital gain	-
Total distributable earnings	-

Other accumulated losses	(6,675,544)
Total accumulated losses	$(3,420,928)

At December 31, 2006, the Fund had accumulated capital loss carryforwards of $4,905,340 expiring in 2009, $413,844 expiring in 2010, $244,113 expiring in 2011 and $1,112,247 expiring in 2012. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. For the year ended December 31, 2006, capital loss carryforwards of $1,929,531 were utilized by the Fund.

There were no distributions made by the Fund during the year ended December 31, 2006 and the six months ended June 30, 2007.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48),”Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

3.	INVESTMENT MANAGEMENT FEE AND OTHER AGREEMENTS

The Fund has an investment advisory and management agreement with Earnest Partners, LLC (the “Adviser”). Under the agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million; and 0.25% of the portion of the daily net assets exceeding $20 million.

U.S. Bancorp Fund Services, LLC serves as Transfer Agent, Administrator and Accounting Services Agent for the Fund. U.S. Bank, N.A. serves as Custodian for the Fund.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

4.	SERVICE AND DISTRIBUTION PLANS

The Fund pays service fees to certain entities for personal service and/or maintenance of shareholder accounts. Service fees are calculated up to 0.25% of each shareholder account opened with the Fund as a result of a sale made by the particular entity of the Fund's shares. The Fund incurred service fees of $22,204 under this agreement during the six months ended June 30, 2007.

The Board of Directors has adopted a Distribution Plan (the “Plan”) applicable to the Fund under Rule 12b-1 of the Investment Company Act of 1940, as amended. Pursuant to the Plan, registered brokers and dealers and qualified recipients are reimbursed by the Fund for services provided and expenses incurred in connection with the sale of the Fund's shares of up to 0.50% of the average daily net assets of the Fund. In November 2002, the Fund entered into a distribution agreement with Chaconia Financial Services, Inc. (“CFS”), a registered broker-dealer and subsidiary of the Trinidad & Tobago Unit Trust Corporation (“UTC”), the Fund's sponsor, for distribution of Fund shares in the United States of America. For the six months ended June 30, 2007, CFS and UTC earned $44,409.

5.	TRANSACTIONS WITH AFFILIATES

The following company is affiliated, as defined in Section (2)(a)(3) of the Investment Company Act of 1940, with the Chaconia Income & Growth Fund.

	Share Balance at			Share Balance at
Name of Issuer	January 1, 2007	Purchases	Sales	June 30, 2007
Trinidad & Tobago
Unit Trust Corporation
-First Unit Scheme*	237,123	-	-	237,123
Cost	$429,530	-	-	$429,530

* Dividends paid to the Fund during the period were $13,473.

6.	GUARANTEESAND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

CHACONIA INCOME & GROWTH FUND, INC.
DISCLOSURE REGARDING THE BOARD OF DIRECTORS APPROVAL OF THE
INVESTMENT ADVISORY CONTRACT FOR THE CHACONIA INCOME AND GROWTH FUND

Members of the board of directors of the Chaconia Income & Growth Fund (the “Board”), including a majority of whom are not affiliated with the Fund's adviser (“Independent Directors”), met on February 16, 2007 to consider the renewal of the Fund's investment advisory contract. Although the Independent Directors met specifically on that date to consider the renewal of the investment advisory contract, the Independent Directors received information periodically throughout the year that they considered in the investment advisory contract renewal process. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund's other service providers, the Board, including a majority of the Independent Directors, approved the continuation of the investment management agreement for the Fund for an additional one-year period.

In considering the contract and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

1.
Nature, Extent and Quality of Services Provided to the Fund -The Board's analysis of the nature, extent and quality of the Adviser's services to the Fund took into account knowledge gained from the Board's regular quarterly meetings with the Adviser throughout the year. In addition, the Board reviewed and considered the Adviser's resources and key personnel involved in providing investment management services to the Fund and the Adviser's management history. The Board also considered other services that the Adviser provided for the Fund, such as the selection of broker-dealers for execution of portfolio transactions, monitoring adherence to the Fund's investment restrictions, providing support services to the Board and the Audit Committee of the Board, oversight of the Fund's other service providers, and monitoring compliance with other applicable securities laws and regulations. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund was appropriate and that the Fund was likely to continue to benefit from services provided under its contract with the Adviser.

2.
Investment Performance of the Adviser and the Fund - In considering the investment performance of the Fund, the Board reviewed information regarding the Fund's performance in comparison to various stock market indices and also peer funds. With respect to the Fund's performance relative to stock market indices, the Board noted the Fund's performance relative to its benchmarks for the 12 months ended December 31, 2006. The Board also considered the Adviser's quarterly portfolio commentary and review of the Fund's performance, including discussions of the reasons for the Fund's underperformance during certain periods. The Board also reviewed and compared the Fund's performance relative to other peer funds. After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders was likely to benefit from the Adviser's management of the Fund.

3.
Costs of Services Provided and Profits Realized by the Adviser - The Board examined the fee and expense information for the Fund relative to other funds of comparable size, character and investment objective. The Board noted the Fund's investment management fee and total expense ratio relative to peer funds. The Board also reviewed and considered management fees charged by the Adviser to other investment advisory clients. In light of all of the information that the Board received and considered, it concluded that the management fee and total expenses of the Fund were reasonable with respect to the services provided and the performance of the Fund.

4.
Economies of Scale and Fee Levels Reflecting Those Economies - The Board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of breakpoints in the investment management agreement fee schedule. The Board noted that the investment management fees were adjusted if economies of scale were realized as the Fund grew.

5.
Benefits Derived from the Relationship with the Fund - The Board noted that the Adviser received minimal ancillary benefits from its association with the Fund in the form of soft-dollar research and the development of managed account relationships.

After consideration of the above factors as well as other factors, the Board, including a majority of the Independent Directors, concluded that the approval of the renewal of the Fund's advisory agreement was in the best interest of the Fund and its shareholders.

CHACONIA INCOME & GROWTH FUND, INC.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-368-3322 or on the SEC website at www.sec.gov.

The actual voting recorded relating to portfolio securities during the twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-368-3322 or by accessing the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

CHACONIA INCOME & GROWTH FUND, INC.

DIRECTORS AND PRINCIPAL OFFICERS
Dr. Roosevelt J. Williams, Chairman
Dr. Anthony T. Bryan, Director
Dr. John A. Cole, Director
Nigel Scott, Director
Marlon Holder, Director
Eutrice Carrington, Vice President and Treasurer
Gayle Daniel-Worrell, Director, President and Secretary
Gale Grant, Chief Compliance Officer

INVESTMENT ADVISER
Earnest Partners, LLC
1180 Peachtree Street, NE, Suite 2300
Atlanta, Georgia, 30309

DISTRIBUTOR
Chaconia Financial Services, Inc.
c/o Trinidad & Tobago Unit Trust Corporation
UTC Financial Center
82 Independence Square
Port of Spain, Trinidad

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
1555 N River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Chaconia Income & Growth Fund, Inc

By    /s/ Gayle Daniel-Worrell
                         Gayle Daniel-Worrell, President

Date           09/05/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eutrice Carrington
                                                      Eutrice Carrington, Treasurer

Date         09/05/07